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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Anton V. Schutz
                 -------------------------------
   Address:      150 Allens Creek Road
                 -------------------------------
                 Rochester, NY  14618
                 -------------------------------

Form 13F File Number: 028-15037
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    N/A
         -------------------------------
Title:
         -------------------------------
Phone:   (585) 770-1770
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Anton V. Schutz              Rochester, NY        2/13/2013
   -------------------------------    --------------------   -------------
           [Signature]                    [City, State]        [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    028-10662                    Mendon Capital Advisors Corp.
        --------------           ------------------------------------
    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 31
                                        --------------------

Form 13F Information Table Value Total: 3,613
                                        --------------------
                                            (in thousands)

List of Other Included Managers:

NONE

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
         ITEM 1             ITEM 2    ITEM 3    ITEM 4      ITEM 5          ITEM 6    ITEM 7         ITEM 8
 ------------------------  --------  ---------  ------  ----------------  ----------  ------  --------------------
                                                                                                VOTING AUTHORITY
                           TITLE OF             VALUE   SH/PRN   SH/PUT/   INVSTMT    OTHER
         ISSUER             CLASS     CUSIP    (x1000)  AMOUNT  PRN CALL   DISCRTN     MGRS    SOLE   SHARED  NONE
ASTORIA FINANCIAL          COM       046265104      47   5,000            SH-DEFINED               0
BSB BANCORP                COM       0557h108       61    5000            SH-DEFINED               0
BANK OF COMMERCE           COM       06424j103      58   12500            SH-DEFINED               0
BRIDGE CAPITAL             COM       108030107     140    9000            SH-DEFINED               0
CVB FINANCIAL              COM       126600105      94    9000            SH-DEFINED               0
CALIFORNIA UNITED          COM       130781107     141   12000            SH-DEFINED               0
CAPE BANCORP               COM       139209100     104   12000            SH-DEFINED               0
COBIZ FINANCIAL            COM       190897108      74   10000            SH-DEFINED               0
FIRST DEFIANCE FINL        COM       32006W106     115    6000            SH-DEFINED               0
FIRST UNITED BANCORP       COM       33740n105      63   10000            SH-DEFINED               0
FOX CHASE BANCORP          COM       35137t108      67    4000            SH-DEFINED               0
FRANKLIN FINANCIAL         COM       35353c102      83    5000            SH-DEFINED               0
HERITAGE COMMERCE          COM       426927109     140   20000            SH-DEFINED               0
HERITAGE OAKS BANCORP      COM       42724r107     186   32000            SH-DEFINED               0
MB FINANCIAL               COM       55264u108      99    5000            SH-DEFINED               0
NEWPORT BANCORP            COM       651754103      43    2600            SH-DEFINED               0
NORTH VALLEY BANCORP       COM       66304M204      49    3418            SH-DEFINED               0
OBA FINANCIAL              COM       67424g101     167    9500            SH-DEFINED               0
OMNI AMERICAN BANCORP      COM       68216r107     162    7000            SH-DEFINED               0
PACWEST BANCORP            COM       295263103     198    8000            SH-DEFINED               0
PACIFIC PREMIER BANCORP    COM       69478x105     205   20000            SH-DEFINED               0
PARK STERLING              COM       70086y105     157   30000            SH-DEFINED               0
PEAPACK GLADSTONE          COM       704699107      56    4000            SH-DEFINED               0
PEOPLES FEDERAL            COM       711037101     174   10000            SH-DEFINED               0
SEACOAST BANKING           COM       811707306      76   47000            SH-DEFINED               0
SOUTHCOAST FINANCIAL       COM       84129R100      70   13800            SH-DEFINED               0
STERLING BANK NY           COM       859158107     112   12307            SH-DEFINED               0
TEXAS CAPITAL BANCSHARES   COM       88224q107     157    3500            SH-DEFINED               0
UNITED FINANCIAL BANCORP   COM       91030t109     315   20053            SH-DEFINED               0
VIEWPOINT FINANCIAL        COM       92672a101     105    5000            SH-DEFINED               0
WESTERN ALLIANCE BANCORP   COM       957638109      95    9000            SH-DEFINED               0